RESERVES, Terms and Conditions of Unlisted Options (Details)	12 Months Ended
Jun. 30, 2024 shares $ / shares
Unlisted Options [Member]
Terms and conditions of unlisted options [Abstract]
Share based payment arrangement subscription rights (in shares)	1
Vendor Unlisted Options [Member] | Exercisable at A$0.20 Expiring each on or before December 1, 2025 [Member]
Terms and conditions of unlisted options [Abstract]
Options exercisable (in shares)	2,725,000
Exercise price (in dollars per share) | $ / shares	$ 0.2
Class A Performance Options [Member] | Exercisable at A$0.20 Expiring each on or before December 1, 2025 [Member]
Terms and conditions of unlisted options [Abstract]
Options exercisable (in shares)	4,000,000
Exercise price (in dollars per share) | $ / shares	$ 0.2
Class B Performance Options [Member] | Exercisable at A$0.20 Expiring each on or before December 1, 2025 [Member]
Terms and conditions of unlisted options [Abstract]
Options exercisable (in shares)	4,000,000
Exercise price (in dollars per share) | $ / shares	$ 0.2
Director Options [Member] | Exercisable at A$0.87 Expiring each on or before December 5, 2026 [Member]
Terms and conditions of unlisted options [Abstract]
Options exercisable (in shares)	424,372
Exercise price (in dollars per share) | $ / shares	$ 0.87
Director Options [Member] | Exercisable at A$1.33 Expiring each on or before September 9, 2025 [Member]
Terms and conditions of unlisted options [Abstract]
Options exercisable (in shares)	600,000
Exercise price (in dollars per share) | $ / shares	$ 1.33